TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
TAX ASSETS AND LIABILITIES
TAX ASSETS AND LIABILITIES

9 – TAX ASSETS AND LIABILITIES

The composition of current tax accounts receivable is the following:

Tax assets	12.31.2020	12.31.2019
	ThCh$	ThCh$
Tax credits (1)	218,472	9,815,294
Total	218,472	9,815,294
(1)	Tax credits correspond to income tax credits on training expenses, purchase of Property, plant and equipment, and donations.

The composition of current tax accounts payable is the following:

	Current			Non-Current
Tax liabilities	12.31.2020	12.31.2019	12.31.2018	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income tax expense	8,828,599	6,762,267	9,338,612	20,957	—	—
Total	8,828,599	6,762,267	9,338,612	20,957	—	—